UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Master Intermediate Income Trust

Semiannual report
3 | 31 | 24

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
PIM

Putnam
Master Intermediate
Income Trust

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Other information for shareholders	3
Important notice regarding Putnam’s privacy policy	4
Summary of dividend reinvestment plans	5
Financial statements	7
Shareholder meeting results	62

Message from the Trustees

May 16, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Master Intermediate Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2023, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2023, up to 10% of the fund’s common shares outstanding as of September 30, 2023.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Master Intermediate Income Trust 3

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

4 Master Intermediate Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant will

Master Intermediate Income Trust 5

be sent reasonably promptly a confirmation by the Agent of each acquisition made for his or her account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

6 Master Intermediate Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Master Intermediate Income Trust 7

The fund’s portfolio 3/31/24 (Unaudited)

MORTGAGE-BACKED SECURITIES (35.3%)*	Principal amount	Value
Agency collateralized mortgage obligations (13.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$396,988	$79,959
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	2,327,361	521,133
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	1,760,015	396,144
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	4,300,646	957,375
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,332,585	535,321
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	138,463	20,046
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	3,434,162	670,520
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	1,999,582	413,633
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	413,545	59,095
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	196,058	13,081
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	82,533	2,335
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 9/25/50	3,635,433	438,506
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.767%, 12/15/47	606,756	67,634
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.667%, 8/15/56	2,189,241	260,410
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 7/25/50	3,248,908	346,884
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 1/25/50	2,281,447	221,274
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	856,092	144,093
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	31,993	5,198
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,069,958	170,648
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	89,927	12,314
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	3,369,681	736,800
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	121,120	24,646
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	1,145,061	207,392
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	333,218	52,598
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	254,612	33,599
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	181,984	20,251
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	6,566,492	864,760
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.965%, 4/25/40	258,532	25,910
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 3/25/48	1,372,782	104,743
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	2,376,817	256,949
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 5/25/47	2,965,058	280,050
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 10/25/41	8,401	5
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/50	2,003,979	202,743
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 8/25/49	1,328,243	120,354

8 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.565%, 11/25/49	$2,689,154	$310,282
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.465%, 10/25/41	597,791	46,571
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	798,410	148,269
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,418,292	336,830
Ser. 14-76, IO, 5.00%, 5/20/44	328,446	64,601
Ser. 12-146, IO, 5.00%, 12/20/42	215,796	41,329
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,035,794	201,716
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	176,127	34,588
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	940,202	193,448
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	3,352,815	675,382
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	440,106	85,210
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	389,884	77,364
Ser. 22-36, IO, 4.00%, 2/20/52	2,877,714	513,427
Ser. 20-13, Class AI, 4.00%, 3/20/46	4,483,760	637,260
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,005,326	179,109
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	771,622	139,781
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	577,943	75,762
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	1,659,272	242,745
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	272,301	7,915
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	217,871	35,771
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	395,087	21,561
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	189,023	28,812
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	178,923	30,202
Ser. 21-156, IO, 3.50%, 7/20/51	4,007,099	666,769
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	2,342,985	439,003
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	378,309	58,066
Ser. 13-28, IO, 3.50%, 2/20/43	125,083	16,705
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	205,069	25,545
Ser. 13-14, IO, 3.50%, 12/20/42	789,792	97,642
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	832,220	135,952
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	815,512	126,929
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	395,984	62,882
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	373,942	19,962
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	3,304,764	527,870
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	2,672,853	414,362
Ser. 17-H19, Class MI, IO, 2.076%, 4/20/67 W	1,024,156	52,744
Ser. 16-H03, Class DI, IO, 2.047%, 12/20/65 W	2,221,454	86,907
Ser. 15-H25, Class EI, IO, 1.854%, 10/20/65 W	1,466,139	52,928
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65 W	2,159,974	66,095
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65 W	1,062,320	30,489
Ser. 15-H23, Class BI, IO, 1.749%, 9/20/65 W	2,081,381	56,614
Ser. 16-H14, IO, 1.674%, 6/20/66 W	1,710,923	44,022
Ser. 16-H24, Class CI, IO, 1.671%, 10/20/66 W	1,467,144	41,227
Ser. 13-H08, Class CI, IO, 1.629%, 2/20/63 W	879,588	28,675
Ser. 14-H21, Class BI, IO, 1.544%, 10/20/64 W	2,730,994	75,649

Master Intermediate Income Trust 9

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 18-H05, Class AI, IO, 1.451%, 2/20/68 W	$1,243,080	$54,794
Ser. 18-H05, Class BI, IO, 1.447%, 2/20/68 W	2,343,558	103,332
Ser. 17-H06, Class BI, IO, 1.293%, 2/20/67 W	2,227,663	66,115
Ser. 18-H02, Class EI, IO, 1.28%, 1/20/68 W	3,391,204	164,857
Ser. 18-H03, Class XI, IO, 1.246%, 2/20/68 W	2,512,133	120,080
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.131%, 2/20/53	6,689,936	478,809
Ser. 16-H18, Class QI, IO, 1.105%, 6/20/66 W	1,292,785	67,737
Ser. 17-H02, Class BI, IO, 0.962%, 1/20/67 W	1,427,820	48,170
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 6/20/51	4,984,726	587,649
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 5/20/51	2,961,075	343,941
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 4/20/51	6,037,457	584,190
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 4/20/51	2,000,608	226,489
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 9/20/50	2,833,056	326,433
Ser. 16-H22, Class AI, IO, 0.772%, 10/20/66 W	1,947,007	71,640
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.759%, 11/20/47	2,988,366	340,892
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.737%, 4/20/44	1,577,976	157,971
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66 W	5,346,081	221,862
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 7/20/50	1,821,852	235,129
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 1/20/49	1,394,892	140,295
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66 W	2,072,719	78,763
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 5/20/50	2,016,401	209,985
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 4/20/50	2,558,402	273,797
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 8/20/49	1,965,889	200,206
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 7/20/49	1,784,628	174,001
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 7/20/49	2,291,082	218,784
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 12/20/49	1,212,698	119,304
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 9/20/49	1,906,111	186,560
Ser. 17-H12, Class QI, IO, 0.598%, 5/20/67 W	1,798,890	68,043
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67 W	2,773,138	95,396
Ser. 17-H11, Class DI, IO, 0.583%, 5/20/67 W	1,935,047	102,358
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.557%, 8/20/43	2,100,987	180,790
Ser. 15-H20, Class CI, IO, 0.513%, 8/20/65 W	2,347,258	128,395

10 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H16, Class JI, IO, 0.453%, 8/20/67 W	$5,233,416	$257,729
Ser. 16-H03, Class AI, IO, 0.432%, 1/20/66 W	1,755,342	60,472
Ser. 16-H17, Class KI, IO, 0.367%, 7/20/66 W	1,279,070	56,891
Ser. 15-H24, Class AI, IO, 0.363%, 9/20/65 W	1,864,831	57,017
Ser. 18-H15, Class KI, IO, 0.302%, 8/20/68 W	1,986,401	83,441
Ser. 15-H15, Class BI, IO, 0.256%, 6/20/65 W	1,283,829	51,482
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.157%, 8/20/44	730,153	56,659
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66 W	2,760,940	139,427
Ser. 15-H10, Class BI, IO, 0.048%, 4/20/65 W	1,405,808	64,948
Ser. 16-H10, Class AI, IO, 0.032%, 4/20/66 W	4,764,585	96,664
Ser. 16-H06, Class DI, IO, 0.023%, 7/20/65 W	2,527,962	64,716
Ser. 17-H09, IO, 0.014%, 4/20/67 W	2,895,396	85,052
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67 W	4,476,646	123,234
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66 W	2,482,418	47,114
		23,142,988
Commercial mortgage-backed securities (8.5%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	359,000	216,079
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.021%, 4/10/51 W	277,000	170,342
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	590,000	367,158
CD Commercial Mortgage Trust 144A Ser. 19-CD8, Class D, 3.00%, 8/15/57	378,000	198,382
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	409,000	354,330
Citigroup Commercial Mortgage Trust 144A Ser. 15-GC27, Class E, 3.00%, 2/10/48	391,000	295,285
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47 W	441,000	410,094
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	220,331	196,192
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	447,000	417,052
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47 W	290,000	249,095
FRB Ser. 14-UBS3, Class D, 4.76%, 6/10/47 W	144,000	78,754
Ser. 12-LC4, Class E, 4.25%, 12/10/44	392,000	72,520
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46 W	129,370	120,767
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.468%, 9/9/24	252,000	252,704
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	797,000	781,817
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	6,888,166	335,798
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46 W	456,000	417,364
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.521%, 9/10/47 W	474,000	258,243
FRB Ser. 13-GC13, Class D, 3.84%, 7/10/46 W	531,000	259,621
Ser. 19-GC38, Class D, 3.00%, 2/10/52	500,000	375,380

Master Intermediate Income Trust 11

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust Ser. 14-C21, Class AS, 3.997%, 8/15/47	$340,000	$331,672
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.694%, 2/15/47 W	232,000	188,500
FRB Ser. 14-C19, Class C19, 4.657%, 4/15/47 W	300,000	296,853
FRB Ser. C14, Class D, 4.111%, 8/15/46 W	257,000	171,901
FRB Ser. 14-C23, Class D, 3.98%, 9/15/47 W	252,000	225,684
Ser. 13-C14, Class F, 3.598%, 8/15/46 W	1,500,000	119,713
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.383%, 9/15/50 W	268,000	192,536
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.761%, 6/15/51 W	270,000	218,609
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.116%, 4/15/46 W	194,000	80,029
Ser. 13-LC11, Class B, 3.499%, 4/15/46	221,000	187,808
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.526%, 2/15/46 W	410,000	98,404
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45 W	163,000	147,332
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	647,000	161,419
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	462,989	1,891
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.138%, 12/15/49 W	13,487	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.518%, 10/15/48 W	253,000	222,013
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48 W	575,000	524,889
Ser. 14-C19, Class C, 4.00%, 12/15/47	211,000	200,257
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.049%, 10/15/46 W	416,000	347,870
FRB Ser. 14-C17, Class D, 4.653%, 8/15/47 W	213,000	194,677
FRB Ser. 12-C6, Class E, 4.252%, 11/15/45 W	258,000	123,807
FRB Ser. 13-C10, Class D, 3.942%, 7/15/46 W	350,000	199,599
FRB Ser. 13-C10, Class F, 3.942%, 7/15/46 W	975,000	60,591
FRB Ser. 13-C9, Class D, 3.815%, 5/15/46 W	422,000	355,546
Ser. 14-C17, Class E, 3.50%, 8/15/47	186,000	162,462
Ser. 14-C18, Class D, 3.389%, 10/15/47	343,000	294,193
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	168,221	139,239
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51 W	284,000	250,761
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45 W	134,554	125,976
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.185%, 3/25/50	698,530	689,843
FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	552,570	543,768
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	340,035	340,505
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	558,952	6
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.386%, 8/15/50 W	247,000	204,810

12 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.977%, 1/15/59 W	$216,000	$159,008
FRB Ser. 15-SG1, Class B, 4.452%, 9/15/48 W	273,000	253,114
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.494%, 9/15/58 W	121,000	101,922
FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46 W	188,000	48,751
Ser. 14-LC16, Class D, 3.938%, 8/15/50	315,122	20,483
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	177,000	165,320
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 13-C15, Class D, 4.189%, 8/15/46 W	624,000	247,228
		14,225,966
Residential mortgage-backed securities (non-agency) (12.9%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	817,505	814,644
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	357,983	204,306
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.865%, 11/27/36 W	452,842	307,224
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.944%, 1/25/36	42,483	38,384
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.624%, 11/25/47	161,461	120,275
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.794%, 3/25/37	680,164	559,031
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	1,000,000	935,908
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 1.50%), 6.589%, 9/25/35	193,428	170,039
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.144%, 9/25/35	238,017	208,165
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.103%, 11/20/35	255,701	230,061
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.049%, 8/25/46	71,535	61,335
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	186,981	156,697
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	223,433	202,257
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	1,454,121	1,249,038
FRB Ser. 06-OA7, Class 1A1, 3.522%, 6/25/46 W	225,850	200,579
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.935%, 5/25/28	266,070	293,038
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/28	1,272,612	1,418,018
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.785%, 4/25/28	567,904	621,754

Master Intermediate Income Trust 13

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.635%, 10/25/27	$394,570	$420,781
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 14.235%, 3/25/28	384,243	402,728
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.985%, 12/25/27	571,855	603,694
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.685%, 2/25/49	85,000	106,818
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.82%, 10/25/50	176,000	236,039
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.685%, 4/25/49	106,000	129,723
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	649,000	827,729
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/49	141,000	177,974
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	118,000	142,430
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	609,000	819,105
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/50	430,000	565,423
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.185%, 9/25/48	174,000	204,504
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.57%, 10/25/33	225,000	259,956
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.685%, 9/25/50	276,224	304,832
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	307,000	284,978
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	405,000	383,224
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	636,000	561,059
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.185%, 10/25/28	89,495	105,181
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.685%, 9/25/28	1,110,505	1,299,538
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	563,991	654,705
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 8/25/28	365,432	421,011
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/29	119,414	136,976
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.685%, 4/25/29	19,800	22,629

14 Master Intermediate Income Trust

MORTGAGE-BACKED SECURITIES (35.3%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.82%, 1/25/42	$180,000	$189,563
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	517,427	548,694
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.085%, 2/25/40	504,000	529,790
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	400,000	411,250
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	1,662	1,669
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.804%, 5/25/36	475,455	109,081
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.754%, 5/25/37	185,206	102,252
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.961%, 5/19/35	239,548	74,776
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.47%, 1/25/34 (Bermuda)	150,000	149,000
Lehman XS Trust FRB Ser. 06-17, Class 1A4A, (CME Term SOFR 1 Month + 0.45%), 5.784%, 8/25/46	1,295,128	1,180,279
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	254,000	253,028
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.409%, 2/26/37	185,649	159,078
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.239%, 8/25/35	31,116	29,171
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.874%, 5/25/46	193,380	167,274
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL4, Class A1, stepped-coupon 7.50% (8.50%, 7/1/26), 2/25/30 ††	420,000	418,240
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 5.564%, 8/25/36	132,589	114,713
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58 W	216,000	191,159
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.424%, 10/25/45	79,885	75,582
		21,566,389
Total mortgage-backed securities (cost $62,736,343)		$58,935,343

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.4%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 4/1/54	$5,000,000	$4,997,057
5.50%, 5/20/49	17,379	17,676
5.00%, 5/20/49	52,555	52,157
4.50%, TBA, 4/1/54	5,000,000	4,804,044
4.00%, TBA, 4/1/54	4,000,000	3,743,450
3.50%, with due dates from 10/20/49 to 3/20/50	353,520	321,181
		13,935,565

Master Intermediate Income Trust 15

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.4%)* cont.	Principal amount	Value
U.S. Government Agency Mortgage Obligations (24.0%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	$55,883	$55,028
4.50%, 5/1/49	8,217	7,934
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	15,000,000	15,322,266
6.00%, TBA, 4/1/54	22,000,000	22,208,828
3.50%, TBA, 4/1/54	1,000,000	894,727
3.00%, TBA, 4/1/54	1,000,000	860,547
2.50%, TBA, 4/1/54	1,000,000	826,602
		40,175,932
Total U.S. government and agency mortgage obligations (cost $54,012,963)		$54,111,497

CORPORATE BONDS AND NOTES (20.4%)*		Principal amount	Value
Basic materials (1.9%)
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		$255,000	$239,954
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		260,000	241,211
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		240,000	243,549
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		267,000	240,575
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	300,000	299,125
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$200,000	199,000
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		245,000	242,184
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		500,000	437,500
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		255,000	271,630
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		280,000	250,357
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		200,000	213,000
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		230,000	232,300
			3,110,385
Capital goods (1.4%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		520,000	559,650
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		137,000	126,191
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	240,000	256,946
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$263,000	247,336
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		235,000	209,078
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		260,000	242,537
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		226,000	235,605
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		90,000	82,406
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		93,000	101,443

16 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.		Principal amount	Value
Capital goods cont.
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		$190,000	$193,685
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		65,000	65,669
			2,320,546
Communication services (1.6%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		410,000	383,943
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		410,000	397,494
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		660,000	538,642
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		295,000	263,940
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		825,000	762,985
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	275,000	261,610
			2,608,614
Consumer cyclicals (4.6%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$200,000	206,278
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		548,000	559,781
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		265,000	243,521
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		232,000	238,145
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		257,000	280,351
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		270,000	255,596
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		200,000	199,000
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		290,000	251,265
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	255,000	264,829
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$280,000	238,864
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		275,000	247,156
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	305,000	322,965
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$535,000	549,213
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		280,000	247,722
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		265,000	243,954
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		270,000	254,329
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		120,000	113,469
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		265,000	242,330
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		255,000	245,427
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		285,000	245,086
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		220,000	235,964
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		25,000	25,199

Master Intermediate Income Trust 17

CORPORATE BONDS AND NOTES (20.4%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	270,000	$272,466
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$285,000	256,157
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		592,000	565,342
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		244,000	241,277
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	595,000	621,920
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		$70,000	72,450
			7,740,056
Consumer staples (1.3%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		271,000	243,245
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		253,000	244,189
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	185,000	198,829
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	110,000	118,223
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$250,000	245,547
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		110,000	97,399
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	230,000	257,542
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$275,000	244,679
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		255,000	242,060
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		256,000	245,424
			2,137,137
Energy (3.5%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		250,000	240,095
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		233,000	233,088
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		520,000	556,431
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		530,000	560,598
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		246,000	247,994
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		300,000	327,741
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		245,000	252,062
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		270,000	248,105
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		250,000	244,532
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		198,000	201,274
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		146,000	148,367

18 Master Intermediate Income Trust

CORPORATE BONDS AND NOTES (20.4%)* cont.	Principal amount	Value
Energy cont.
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	$409,000	$404,550
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	686,000	550,175
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	114,000	94,807
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	220,000	207,507
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	257,000	240,506
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	242,000	243,037
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	255,000	247,665
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	530,000	546,573
		5,795,107
Financials (2.4%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	450,000	456,941
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	205,000	203,188
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	410,000	421,783
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	430,000	444,816
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	260,000	261,324
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	210,000	210,777
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	820,000	836,668
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	405,000	404,013
Protective Life Global Funding 144A 5.467%, 12/8/28	265,000	269,749
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	145,000	145,941
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	200,000	200,296
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	205,000	207,430
		4,062,926
Health care (1.5%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	274,000	243,860
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	55,000	50,050
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	235,000	238,288
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28	265,000	246,951
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	430,000	461,843
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	280,000	248,068
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31	540,000	549,844
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	449,000	492,216
		2,531,120
Technology (0.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	275,000	242,023
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	205,000	198,733
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	273,000	255,979

Master Intermediate Income Trust 19

CORPORATE BONDS AND NOTES (20.4%)* cont.		Principal amount	Value
Technology cont.
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		$265,000	$245,775
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		156,000	177,730
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		275,000	247,341
			1,367,581
Transportation (0.1%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	200,000	242,987
			242,987
Utilities and power (1.3%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$240,000	254,100
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		170,000	169,070
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		560,000	568,400
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		145,000	145,174
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		250,000	248,972
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		265,000	251,812
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		260,000	264,942
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		270,000	250,124
			2,152,594
Total corporate bonds and notes (cost $33,653,797)			$34,069,053

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.3%)*		Principal amount	Value
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		$450,000	$186,789
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		380,000	199,234
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	310,000	270,906
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	630,000	571,852
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		$1,060,000	1,048,294
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		200,000	197,976
Chile (Republic of) sr. unsec. unsub. notes 4.95%, 1/5/36 (Chile)		600,000	579,908
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		560,000	587,903
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		320,000	323,630
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 5.875%, 10/17/31 (Cote d’lvoire)	EUR	945,000	940,429
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		$336,000	338,943
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		180,000	178,725

20 Master Intermediate Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.3%)* cont.	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	$284,000	$282,567
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)	420,000	386,925
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	370,000	315,425
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	250,000	245,643
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	410,000	402,847
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)	320,000	327,200
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)	270,000	261,900
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	730,000	755,550
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)	440,000	383,688
Philippines (Republic of) sr. unsec. unsub. notes 3.556%, 9/29/32 (Philippines)	400,000	358,888
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)	420,000	449,014
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	530,000	536,858
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	430,000	438,063
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)	370,000	377,400
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)	600,000	555,000
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)	300,000	324,750
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	1,250,000	1,039,646
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	910,000	902,264
Total foreign government and agency bonds and notes (cost $13,605,200)		$13,768,217

SENIOR LOANS (5.8%)*c		Principal amount	Value
Basic materials (0.3%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.178%, 4/3/28 (Netherlands)	EUR	200,000	$215,164
Quikrete Holdings, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.75%), 8.195%, 3/18/29		$204,478	204,478
			419,642
Capital goods (0.7%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.673%, 3/17/30		430,086	430,624
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 9/22/28		124,000	124,045
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.791%, 5/31/30		157,350	157,192

Master Intermediate Income Trust 21

SENIOR LOANS (5.8%)*c cont.	Principal amount	Value
Capital goods cont.
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28	$199,487	$199,072
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30	133,531	133,921
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.598%, 2/28/31	119,700	120,255
		1,165,109
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.94%, 4/15/27	210,000	188,662
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29	244,892	244,503
		433,165
Consumer cyclicals (1.7%)
APi Group DE, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.942%, 1/3/29	90,000	90,131
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27	470,000	471,222
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.572%, 3/1/28	89,773	89,792
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.041%, 1/24/31	220,000	220,000
Carnival Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.695%, 10/18/28	463,814	463,911
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.559%, 11/18/30	109,725	109,666
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.44%, 10/27/28	238,173	222,691
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.824%, 2/25/29	199,492	196,843
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	159,000	146,388
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	618,243	616,055
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.824%, 2/23/31 (Luxembourg)	90,000	90,113
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	74,000	1,480
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	204,481	204,317
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	50,000	49,904
		2,972,513
Consumer staples (0.2%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	267,868	267,809
		267,809
Energy (0.4%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	693,048	695,030
		695,030

22 Master Intermediate Income Trust

SENIOR LOANS (5.8%)*c cont.	Principal amount	Value
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.827%, 11/6/30	$199,499	$200,247
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 1/20/31	200,000	199,710
		399,957
Health care (0.7%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.33%, 9/29/28	125,684	125,449
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	79,797	78,760
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	190,491	190,900
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.575%, 3/10/31	180,000	179,626
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 2/13/31	205,000	202,210
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.579%, 8/11/28	253,063	253,549
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.33%, 10/31/29	175,000	175,263
		1,205,757
Technology (0.9%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.159%, 10/16/27	238,163	238,035
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.83%, 8/19/30	90,000	89,888
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	242,830	241,546
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.082%, 1/18/29	200,000	199,906
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 12/1/27	205,000	205,642
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.695%, 6/9/28	238,173	238,175
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31	210,000	210,998
		1,424,190
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	453,889	470,846
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.057%, 2/14/31	170,000	169,859
		640,705
Total senior loans (cost $9,684,254)		$9,623,877

CONVERTIBLE BONDS AND NOTES (3.0%)*	Principal amount	Value
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	$70,000	$101,714
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29	23,000	25,864

Master Intermediate Income Trust 23

CONVERTIBLE BONDS AND NOTES (3.0%)* cont.	Principal amount	Value
Capital goods cont.
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	$31,000	$42,532
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	57,000	74,870
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	81,000	88,849
		333,829
Communication services (—%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	54,000	51,100
		51,100
Consumer cyclicals (0.5%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	62,000	51,677
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	41,000	79,130
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	64,000	96,320
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	83,000	71,588
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31	99,000	104,643
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	96,000	98,176
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	122,000	146,327
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	40,000	52,280
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	41,000	52,930
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29	55,000	44,028
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	72,000	66,780
		863,879
Consumer staples (0.4%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	42,000	39,057
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28	34,000	37,213
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	120,000	94,500
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29	45,000	52,565
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	62,000	56,149
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	89,000	110,093
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	79,000	103,885
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	100,000	123,188
		616,650
Energy (0.1%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	62,000	46,655
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	71,000	86,443
		133,098
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	110,000	122,441
		122,441
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	49,000	46,054
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	57,000	56,219

24 Master Intermediate Income Trust

CONVERTIBLE BONDS AND NOTES (3.0%)* cont.	Principal amount	Value
Health care cont.
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	$36,000	$38,569
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	66,000	60,311
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	141,000	151,033
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	124,000	114,316
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	72,000	74,844
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28	54,000	77,922
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	67,000	74,102
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28	43,000	48,149
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	21,000	24,530
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	50,000	63,875
		829,924
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	107,000	112,618
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	51,000	66,810
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	72,000	64,572
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	27,000	38,043
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	60,000	55,988
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	65,000	68,673
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	16,000	18,352
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	40,000	89,680
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	36,000	48,622
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	98,000	85,979
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	19,000	33,263
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	118,000	108,088
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	88,000	86,592
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	10,000	28,540
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29	46,000	49,795
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	72,000	68,796
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	48,000	49,680
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30	48,000	48,600
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	105,000	133,508
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	77,000	62,085
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	52,000	47,736
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29	69,000	76,554
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	90,000	90,405
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	82,000	45,764
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	93,000	86,351
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	23,000	31,336
		1,696,430

Master Intermediate Income Trust 25

CONVERTIBLE BONDS AND NOTES (3.0%)* cont.	Principal amount	Value
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	$51,000	$50,159
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	75,000	124,088
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	48,000	48,216
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25	59,000	58,705
		281,168
Total convertible bonds and notes (cost $4,970,324)		$4,928,519

ASSET-BACKED SECURITIES (0.8%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.694%, 10/22/24	$585,000	$582,813
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	500,000	498,563
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.694%, 5/7/24	190,667	190,639
Total asset-backed securities (cost $1,210,700)		$1,272,015

U.S. TREASURY OBLIGATIONS (0.2%)*	Principal amount	Value
U.S. Treasury Notes
1.875%, 2/28/27 [i]	$143,000	$133,286
1.625%, 5/15/31 [i]	216,000	183,369
Total U.S. treasury obligations (cost $316,655)		$316,655

SHORT-TERM INVESTMENTS (25.0%)*		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 5.50% L	Shares	14,146,136	$14,146,136
Putnam Government Money Market Fund Class P 5.03% L	Shares	22,463,684	22,463,684
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	1,236,000	1,236,000
Bedford Row Funding Corp. asset-backed commercial paper 5.341%, 4/9/24		$750,000	748,668
BNP Paribas SA/New York, NY commercial paper 5.423%, 8/2/24 (France)		750,000	736,105
BPCE SA commercial paper 5.412%, 8/13/24 (France)		750,000	734,855
Totalenergies Capital SA commercial paper 5.362%, 4/23/24 (France)		750,000	747,099
U.S. Treasury Bills 5.391%, 5/23/24 # ∆		800,000	793,933
U.S. Treasury Bills 5.380%, 6/25/24 ∆		100,000	98,779
Total short-term investments (cost $41,706,780)			$41,705,259

TOTAL INVESTMENTS
Total investments (cost $221,897,016)	$218,730,435

26 Master Intermediate Income Trust

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Key to holding’s abbreviations
CME	Chicago Mercantile Exchange
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Master Intermediate Income Trust 27

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $166,787,528.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $429,449 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $365,494 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $13,564,906) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	6/20/24	$241,802	$243,140	$1,338
	Canadian Dollar	Sell	4/17/24	295	300	5
	Euro	Sell	6/20/24	185,282	186,542	1,260
	Japanese Yen	Buy	5/16/24	428,980	440,808	(11,828)
	New Zealand Dollar	Sell	4/17/24	11,770	12,278	508

28 Master Intermediate Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $13,564,906) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
	Norwegian Krone	Sell	6/20/24	$291,049	$299,797	$8,748
	Swedish Krona	Sell	6/20/24	1,106	1,145	39
Barclays Bank PLC
	Canadian Dollar	Sell	4/17/24	61,068	62,009	941
	Euro	Sell	6/20/24	47,295	47,617	322
	Norwegian Krone	Sell	6/20/24	11,572	11,918	346
	Swiss Franc	Buy	6/20/24	76,055	77,576	(1,521)
Citibank, N.A.
	British Pound	Sell	6/20/24	236,372	237,691	1,319
	Euro	Sell	6/20/24	512,556	516,001	3,445
	Norwegian Krone	Sell	6/20/24	98,511	101,439	2,928
	Swedish Krona	Sell	6/20/24	4,846	5,018	172
Goldman Sachs International
	Canadian Dollar	Sell	4/17/24	6,646	6,747	101
	Swedish Krona	Sell	6/20/24	191,255	198,123	6,868
	Swiss Franc	Buy	6/20/24	353,321	360,438	(7,117)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/17/24	601,255	615,658	14,403
	Canadian Dollar	Sell	4/17/24	382,430	388,245	5,815
	Euro	Sell	6/20/24	210,391	211,882	1,491
	New Zealand Dollar	Sell	4/17/24	318,505	332,289	13,784
	Norwegian Krone	Sell	6/20/24	16,168	16,645	477
	Swedish Krona	Sell	6/20/24	51,605	53,429	1,824
	Swiss Franc	Buy	6/20/24	25,053	25,555	(502)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/17/24	144,584	146,786	2,202
	Norwegian Krone	Sell	6/20/24	9,459	9,738	279
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/17/24	484,302	499,753	15,451
	British Pound	Sell	6/20/24	208,593	209,819	1,226
	Euro	Sell	6/20/24	1,045,782	1,053,124	7,342
	New Zealand Dollar	Sell	4/17/24	233,068	243,115	10,047
NatWest Markets PLC
	Australian Dollar	Buy	4/17/24	196,550	198,363	(1,813)
	Euro	Buy	6/20/24	16,991	17,209	(218)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/24	15,385	15,516	131
	Euro	Sell	6/20/24	3,963,329	3,991,363	28,034
	New Zealand Dollar	Sell	4/17/24	20,792	21,686	894
	Swedish Krona	Sell	6/20/24	382,951	396,557	13,606
Toronto-Dominion Bank
	Australian Dollar	Sell	4/17/24	238,533	246,143	7,610
	British Pound	Sell	6/20/24	49,244	49,520	276
	Canadian Dollar	Sell	4/17/24	388,190	394,109	5,919

Master Intermediate Income Trust 29

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $13,564,906) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Toronto-Dominion Bank cont.
	Euro	Sell	6/20/24	$9,307	$9,371	$64
	Japanese Yen	Buy	5/16/24	4,071	4,186	(115)
	Norwegian Krone	Sell	6/20/24	199,929	205,940	6,011
UBS AG
	Australian Dollar	Sell	4/17/24	14,212	14,665	453
	Canadian Dollar	Sell	4/17/24	9,600	9,746	146
	Euro	Sell	6/20/24	325,001	327,570	2,569
	Japanese Yen	Buy	5/16/24	801,344	823,276	(21,932)
	New Zealand Dollar	Sell	4/17/24	45,287	47,241	1,954
	Swedish Krona	Sell	6/20/24	5,586	5,785	199
WestPac Banking Corp.
	British Pound	Sell	6/20/24	11,364	11,427	63
	Euro	Sell	6/20/24	97,619	98,286	667
	New Zealand Dollar	Sell	4/17/24	59,746	62,322	2,576
Unrealized appreciation						173,853
Unrealized (depreciation)						(45,046)
Total						$128,807
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	29	$3,699,646	$3,699,646	Jun-24	$(15,041)
U.S. Treasury Note 2 yr (Short)	19	3,885,203	3,885,203	Jun-24	2,879
U.S. Treasury Note 5 yr (Long)	108	11,557,688	11,557,688	Jun-24	35,249
U.S. Treasury Note Ultra 10 yr (Long)	70	8,022,656	8,022,656	Jun-24	48,413
Unrealized appreciation					86,541
Unrealized (depreciation)					(15,041)
Total					$71,500

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	$14,629,100	$(106,999)	$(106,500)
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60	12,680,200	(64,669)	(6,467)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625	10,398,900	1,006,710	323,406
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625	10,398,900	1,006,710	(72,168)
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735	5,036,500	(390,329)	(4,432)
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225	3,843,900	(358,420)	(59,235)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725	3,843,900	(342,320)	17,913
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,128,300	(46,230)	(19,985)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876	2,128,300	(687,354)	91,176

30 Master Intermediate Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		$927,600	$(142,271)	$176,801
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		927,600	(142,271)	(104,318)
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		16,769,300	(1,111,805)	20,626
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		15,498,300	(655,733)	96,089
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		24,660,100	(249,067)	(168,182)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		24,660,100	(242,285)	24,660
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(161,714)	(31,549)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		1,936,700	(452,723)	56,629
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95		835,100	(38,874)	(1,203)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45		835,100	(37,078)	92
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	114,354
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		4,581,500	319,101	(55,299)
Goldman Sachs International
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	(79,518)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	18,519,200	(174,199)	24,575
2.35/US SOFR/Mar-59 (Purchased)	Mar-29/2.35		$22,656,200	(1,320,856)	(90,168)
JPMorgan Chase Bank N.A.
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	(49,779)
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	6,413,900	(229,877)	32,810
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	(111,115)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,376,500	(147,789)	243,292
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	(59,297)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,940,600	(72,744)	193,432
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	(40,196)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	1,387,400	(43,285)	142,992
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	(49,437)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	929,600	(54,979)	174,475
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		$10,834,600	812,595	(75,517)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		10,834,600	764,923	65,549
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		7,164,300	480,725	75,727

Master Intermediate Income Trust 31

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		$7,164,300	$480,725	$(52,586)
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		5,609,200	379,182	(55,980)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		5,609,200	379,182	100,741
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	34,399
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		1,473,200	123,749	(24,927)
Morgan Stanley & Co. International PLC
2.515/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	5,080,700	279,564	3,508
(2.515)/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	5,080,700	279,564	(5,646)
(3.19)/6 month EUR-EURIBOR/Feb-44 (Purchased)	Feb-34/3.19	EUR	3,617,300	(254,401)	(33,171)
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48		$431,600	(26,786)	(721)
Toronto-Dominion Bank
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(23,746)	(6,290)
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		713,100	(94,549)	14,604
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	104,513
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	2,078,300	(110,618)	(47,401)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	27,360
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	997,300	(60,554)	(21,167)
4.815/US SOFR/Mar-39 (Written)	Mar-29/4.815		$14,275,000	590,985	44,824
Unrealized appreciation					2,204,547
Unrealized (depreciation)					(1,432,254)
Total					$772,293

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $10,382,148) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 4/1/54	$1,000,000	4/18/24	$909,884
Uniform Mortgage-Backed Securities, 5.50%, 4/1/54	1,000,000	4/11/24	995,195
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	5,000,000	4/11/24	4,761,133
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	4,000,000	4/11/24	3,704,062
Total			$10,370,274

32 Master Intermediate Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized depreciation
JPMorgan Chase Bank N.A.
MYR	7,900,000	$3,271 E	$250	6/19/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.645% — Quarterly	$(3,021)
Upfront premium received			250		Unrealized appreciation		—
Upfront premium (paid)			—		Unrealized (depreciation)		(3,021)
Total			$250		Total	$(3,021)
E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$2,184,600	$35,849 E	$(74)	12/13/57	US SOFR — Annually	3.524% — Annually	$35,775
	1,965,500	14,663 E	(29)	3/18/36	3.757% — Annually	US SOFR — Annually	(14,692)
	2,088,300	32,139 E	(71)	2/20/59	3.485% — Annually	US SOFR — Annually	(32,210)
	29,177,800	86,075	(109)	3/18/26	US SOFR — Annually	4.413% — Annually	(83,482)
	52,476,000	230,894 E	462,883	6/20/29	4.00% — Annually	US SOFR — Annually	231,994
	123,432,000	364,124 E	(73,212)	6/20/26	4.20% — Annually	US SOFR — Annually	290,912
	22,087,000	6,626 E	130,012	6/20/34	3.80% — Annually	US SOFR — Annually	123,386
	2,931,000	3,371 E	(30,882)	6/20/54	US SOFR — Annually	3.60% — Annually	(27,511)
	10,466,000	21,037 E	(10,012)	6/20/26	4.25% — Annually	US SOFR — Annually	11,024
	147,270,000	974,927 E	(258,247)	6/20/29	US SOFR — Annually	4.05% — Annually	719,535
	3,145,000	13,775 E	22,344	6/20/34	3.85% — Annually	US SOFR — Annually	8,569
	12,640,000	126,906 E	(37,917)	6/20/54	3.65% — Annually	US SOFR — Annually	(164,822)
	3,045,300	15,683 E	(46)	3/21/39	3.815% — Annually	US SOFR — Annually	(15,729)
	6,759,600	50,156	(89)	3/27/34	US SOFR — Annually	3.932% — Annually	48,772
AUD	653,200	7,313 E	(8)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(7,321)

Master Intermediate Income Trust 33

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
AUD	10,155,000	$73,785	$(53)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	$71,437
AUD	1,548,000	1,190 E	(954)	6/19/26	3 month AUD-BBR-BBSW — Quarterly	3.91% — Quarterly	236
AUD	1,332,800	2,875 E	1,916	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.26% — Semiannually	4,791
BRL	410,000	374	(2,261)	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(3,951)
CAD	2,549,000	16,033 E	(3,670)	6/19/34	3.34% — Semiannually	CANADIAN OVERNIGHT REPO RATE — Semiannually	12,363
CAD	1,378,000	2,309 E	(3,506)	6/19/26	CANADIAN OVERNIGHT REPO RATE — Semiannually	4.12% — Semiannually	(1,196)
CHF	2,152,000	1,145 E	4,447	6/19/34	Swiss Average Rate Overnight — Annually	1.14% — Annually	3,301
CLP	681,210,000	4,485 E	(176)	6/19/29	4.84% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	4,308
CNY	27,540,000	2,172 E	406	6/19/29	China Fixing Repo Rates 7 Day — Quarterly	2.12% — Quarterly	2,578
COP	662,500,000	795 E	(1,323)	6/19/29	Colombia IBR Overnight Rate — Quarterly	7.25% — Quarterly	(2,118)
CZK	17,280,000	8,583 E	(1,980)	6/19/29	6 month CZK-PRIBOR — Semiannually	3.28% — Annually	(10,563)
EUR	13,004,800	327,045	(284,631)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	35,788
EUR	765,900	22,599 E	(26)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	22,573
EUR	1,245,300	19,682 E	(26)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	19,656
EUR	3,447,000	12,718 E	(14,063)	6/19/26	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	(1,345)

34 Master Intermediate Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	1,891,700	$4,918 E	$1,198	6/19/34	2.57% — Annually	6 month EUR-EURIBOR — Semiannually	$(3,720)
EUR	3,910,000	26,575 E	3,622	6/19/29	2.72% — Annually	6 month EUR-EURIBOR — Semiannually	(22,953)
EUR	6,440,000	37,379 E	15,241	6/19/29	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(22,138)
GBP	25,000	81 E	22	6/19/34	Sterling Overnight Index Average — Annually	3.65% — Annually	103
GBP	1,285,000	7,266 E	(5,119)	6/19/26	Sterling Overnight Index Average — Annually	4.45% — Annually	2,147
HUF	236,380,000	16,177 E	(548)	6/19/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	5.72% — Annually	(16,725)
ILS	6,430,000	9,776 E	(1,517)	6/19/29	ISRAEILI SHEKEL 3 month TELIBOR — Quarterly	3.74% — Annually	(11,293)
INR	11,530,000	207 E	452	6/19/29	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	6.285% — Semiannually	245
KRW	373,690,000	286 E	(407)	6/19/29	3.215% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	(121)
MXN	2,880,000	466 E	(1,025)	6/19/29	Mexico Interbank TIIE 28 Day — 28 Days	8.75% — 28 Days	(559)
NOK	29,658,000	19,287 E	12,077	6/19/34	3.57% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	31,364
NZD	463,000	509 E	(439)	6/19/34	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	70
PLN	6,040,000	2,344 E	2,449	6/19/29	6 month WIBOR — Semiannually	4.82% — Annually	105
SEK	24,518,000	18,897 E	164	6/19/34	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	19,060

Master Intermediate Income Trust 35

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
SGD	2,180,000	$6,959 E	$4,224	6/19/29	Compounded Singapore Overnight Rate Average — Annually	2.912% — Annually	$(2,734)
THB	74,090,000	1,746 E	4,661	6/19/29	Thailand Overnight Repo Rate ON — Quarterly	2.15% — Quarterly	2,915
ZAR	23,060,000	14,062 E	4,841	6/19/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.38% — Quarterly	(9,222)
Total			$(61,461)	$1,248,602
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$1,075,356	$1,014,912	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(39,309)
1,032,736	950,929	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 07/10/24 — Quarterly	(85,854)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(125,163)
Total		$—		Total	$(125,163)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$4,375	$28,714	$3,650	5/11/63	300 bp — Monthly	$742
CMBX NA BBB−.6 Index	BB/P	3,933	30,958	3,935	5/11/63	300 bp — Monthly	16
CMBX NA BBB−.6 Index	BB/P	5,424	40,379	5,132	5/11/63	300 bp — Monthly	315

36 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	$449,790	$1,052,000	$358,942	12/16/72	500 bp — Monthly	$90,816
CMBX NA BB.14 Index	BB−/P	3,180	29,000	8,978	12/16/72	500 bp — Monthly	(5,771)
CMBX NA BB.6 Index	B/P	49,554	148,719	34,785	5/11/63	500 bp — Monthly	14,913
CMBX NA BB.7 Index	B-/P	316,861	805,517	236,500	1/17/47	500 bp — Monthly	81,145
CMBX NA BB.9 Index	B/P	73,195	174,000	65,842	9/17/58	500 bp — Monthly	7,522
CMBX NA BBB−.11 Index	BBB−/P	13,020	62,000	7,986	11/18/54	300 bp — Monthly	5,071
CMBX NA BBB−.16 Index	BBB−/P	40,689	179,000	25,830	4/17/65	300 bp — Monthly	14,964
Credit Suisse International
CMBX NA BB.7 Index	B-/P	30,497	172,125	50,536	1/17/47	500 bp — Monthly	(19,871)
CMBX NA BBB−.7 Index	BB+/P	51,226	372,656	62,569	1/17/47	300 bp — Monthly	(11,126)
Goldman Sachs International
CMBX NA BB.6 Index	B/P	28,991	87,144	20,383	5/11/63	500 bp — Monthly	8,693
CMBX NA BB.9 Index	B/P	4,401	11,000	4,162	9/17/58	500 bp — Monthly	250
CMBX NA BBB−.13 Index	BBB−/P	48,723	183,000	39,418	12/16/72	300 bp — Monthly	9,429
CMBX NA BBB−.16 Index	BBB−/P	2,464	12,000	1,732	4/17/65	300 bp — Monthly	740
CMBX NA BBB−.7 Index	BB+/P	164,796	645,937	108,453	1/17/47	300 bp — Monthly	56,720
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	9,629	120,000	47,508	5/11/63	500 bp — Monthly	(37,763)
CMBX NA BBB−.13 Index	BBB−/P	16,787	127,000	27,356	12/16/72	300 bp — Monthly	(10,495)
CMBX NA BBB−.8 Index	B+/P	17,933	115,000	12,259	10/17/57	300 bp — Monthly	5,741
Merrill Lynch International
CMBX NA A.13 Index	A-/P	24,894	191,000	13,466	12/16/72	200 bp — Monthly	11,503
CMBX NA A.13 Index	A-/P	25,425	191,000	13,466	12/16/72	200 bp — Monthly	12,034
CMBX NA BB.6 Index	B/P	13,977	65,228	15,257	5/11/63	500 bp — Monthly	(1,216)

Master Intermediate Income Trust 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	$12,177	$27,000	$9,212	12/16/72	500 bp — Monthly	$2,991
CMBX NA BB.6 Index	B/P	100,044	293,263	68,594	5/11/63	500 bp — Monthly	31,735
CMBX NA BBB−.15 Index	BBB−/P	3,542	13,000	1,845	11/18/64	300 bp — Monthly	1,705
CMBX NA BBB−.16 Index	BBB−/P	4,319	19,000	2,742	4/17/65	300 bp — Monthly	1,588
CMBX NA BBB−.9 Index	BB/P	874	9,000	1,322	9/17/58	300 bp — Monthly	(443)
Upfront premium received		1,520,720		Unrealized appreciation		358,633
Upfront premium (paid)		—		Unrealized (depreciation)		(86,685)
Total		$1,520,720		Total		$271,948
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(420,444)	$906,000	$358,685	11/17/59	(500 bp) — Monthly	$(62,639)
CMBX NA BB.8 Index	(64,084)	142,337	50,259	10/17/57	(500 bp) — Monthly	(13,963)
CMBX NA BBB−.10 Index	(139,762)	465,000	87,792	11/17/59	(300 bp) — Monthly	(52,241)
CMBX NA BBB−.12 Index	(234,412)	826,000	163,135	8/17/61	(300 bp) — Monthly	(71,759)
CMBX NA BBB−.13 Index	(56,118)	196,000	42,218	12/16/72	(300 bp) — Monthly	(14,014)
CMBX NA BBB−.6 Index	(41,772)	100,051	12,717	5/11/63	(300 bp) — Monthly	(29,114)
CMBX NA BBB−.8 Index	(17,193)	89,000	9,487	10/17/57	(300 bp) — Monthly	(7,757)
CMBX NA BBB−.9 Index	(4,495)	19,000	2,791	9/17/58	(300 bp) — Monthly	(1,715)
Credit Suisse International
CMBX NA BB.10 Index	(38,693)	290,000	114,811	11/17/59	(500 bp) — Monthly	75,836
CMBX NA BB.10 Index	(34,367)	289,000	114,415	11/17/59	(500 bp) — Monthly	79,767

38 Master Intermediate Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.10 Index	$(18,893)	$152,000	$60,177	11/17/59	(500 bp) — Monthly	$41,136
CMBX NA BB.7 Index	(61,796)	252,904	74,253	1/17/47	(500 bp) — Monthly	12,211
CMBX NA BB.7 Index	(4,770)	21,893	6,428	1/17/47	(500 bp) — Monthly	1,636
Goldman Sachs International
CMBX NA BB.7 Index	(93,420)	246,864	72,479	1/17/47	(500 bp) — Monthly	(21,181)
CMBX NA BB.8 Index	(17,149)	40,393	14,263	10/17/57	(500 bp) — Monthly	(2,926)
CMBX NA BBB−.12 Index	(8,966)	34,000	6,715	8/17/61	(300 bp) — Monthly	(2,271)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(320,235)	493,728	144,959	1/17/47	(500 bp) — Monthly	(175,756)
CMBX NA BBB−.11 Index	(6,829)	62,000	7,986	11/18/54	(300 bp) — Monthly	1,121
CMBX NA BBB−.7 Index	(214,338)	436,198	73,238	1/17/47	(300 bp) — Monthly	(141,355)
Merrill Lynch International
CMBX NA BB.10 Index	(15,875)	279,000	110,456	11/17/59	(500 bp) — Monthly	94,310
CMBX NA BBB−.7 Index	(32,451)	189,195	31,766	1/17/47	(300 bp) — Monthly	(796)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(97,287)	205,000	81,160	11/17/59	(500 bp) — Monthly	(16,327)
CMBX NA BB.7 Index	(89,199)	222,706	65,387	1/17/47	(500 bp) — Monthly	(24,029)
CMBX NA BB.9 Index	(78,352)	185,000	70,004	9/17/58	(500 bp) — Monthly	(8,528)
CMBX NA BBB−.10 Index	(166,855)	516,000	97,421	11/17/59	(300 bp) — Monthly	(69,735)
CMBX NA BBB−.12 Index	(318)	1,000	198	8/17/61	(300 bp) — Monthly	(121)
CMBX NA BBB−.13 Index	(7,316)	23,000	4,954	12/16/72	(300 bp) — Monthly	(2,375)
CMBX NA BBB−.7 Index	(53,275)	193,017	32,407	1/17/47	(300 bp) — Monthly	(20,980)
Upfront premium received	—		Unrealized appreciation		306,017
Upfront premium (paid)	(2,338,664)		Unrealized (depreciation)		(739,582)
Total	$(2,338,664)		Total		$(433,565)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Master Intermediate Income Trust 39

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 41 Index	B+/P	$(54,365)	$10,259,370	$758,988	12/20/28	500 bp — Quarterly	$721,722
Total	$(54,365)		$721,722
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,272,015	$—
Convertible bonds and notes	—	4,928,519	—
Corporate bonds and notes	—	34,069,053	—
Foreign government and agency bonds and notes	—	13,768,217	—
Mortgage-backed securities	—	58,935,343	—
Senior loans	—	9,623,877	—
U.S. government and agency mortgage obligations	—	54,111,497	—
U.S. treasury obligations	—	316,655	—
Short-term investments	23,699,684	18,005,575	—
Totals by level	$23,699,684	$195,030,751	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$128,807	$—
Futures contracts	71,500	—	—
Forward premium swap option contracts	—	772,293	—
TBA sale commitments	—	(10,370,274)	—
Interest rate swap contracts	—	1,306,792	—
Total return swap contracts	—	(125,163)	—
Credit default contracts	—	1,432,414	—
Totals by level	$71,500	$(6,855,131)	$—

The accompanying notes are an integral part of these financial statements.

40 Master Intermediate Income Trust

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $185,287,196)	$182,120,615
Affiliated issuers (identified cost $36,609,820) (Note 5)	36,609,820
Cash	81,851
Foreign currency (cost $1) (Note 1)	22
Interest and other receivables	1,593,303
Receivable for investments sold	663,505
Receivable for sales of TBA securities (Note 1)	10,396,023
Receivable for variation margin on futures contracts (Note 1)	4,953
Receivable for variation margin on centrally cleared swap contracts (Note 1)	329,939
Unrealized appreciation on forward premium swap option contracts (Note 1)	2,204,547
Unrealized appreciation on forward currency contracts (Note 1)	173,853
Unrealized appreciation on OTC swap contracts (Note 1)	664,650
Premium paid on OTC swap contracts (Note 1)	2,338,664
Deposits with broker (Note 1)	2,310,868
Receivable from broker (Note 1)	23,987
Prepaid assets	18,580
Total assets	239,535,180

LIABILITIES
Payable for investments purchased	1,298,400
Payable for purchases of TBA securities (Note 1)	53,592,007
Payable for compensation of Manager (Note 2)	291,899
Payable for custodian fees (Note 2)	35,033
Payable for investor servicing fees (Note 2)	13,886
Payable for Trustee compensation and expenses (Note 2)	101,182
Payable for administrative services (Note 2)	511
Payable for variation margin on futures contracts (Note 1)	12,657
Payable for variation margin on centrally cleared swap contracts (Note 1)	331,103
Distributions payable to shareholders	1,065,831
Unrealized depreciation on forward currency contracts (Note 1)	45,046
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,432,254
Unrealized depreciation on OTC swap contracts (Note 1)	954,451
Premium received on OTC swap contracts (Note 1)	1,520,970
TBA sale commitments, at value (proceeds receivable $10,382,148) (Note 1)	10,370,274
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	1,552,655
Other accrued expenses	129,493
Total liabilities	72,747,652

Net assets	$166,787,528

(Continued on next page)

Master Intermediate Income Trust 41

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$301,839,255
Total distributable earnings (Note 1)	(135,051,727)
Total — Representing net assets applicable to capital shares outstanding	$166,787,528

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($166,787,528 divided by 48,283,603 shares)	$3.45

The accompanying notes are an integral part of these financial statements.

42 Master Intermediate Income Trust

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $726,203 from investments in affiliated issuers) (Note 5)	$5,235,852
Total investment income	5,235,852

EXPENSES
Compensation of Manager (Note 2)	609,875
Investor servicing fees (Note 2)	41,133
Custodian fees (Note 2)	36,703
Trustee compensation and expenses (Note 2)	4,605
Administrative services (Note 2)	3,173
Auditing and tax fees	82,287
Other	94,816
Fees waived and reimbursed by Manager (Note 2)	(16,664)
Total expenses	855,928
Expense reduction (Note 2)	(1,970)
Net expenses	853,958

Net investment income	4,381,894

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(3,915,518)
Foreign currency transactions (Note 1)	(2,194)
Forward currency contracts (Note 1)	(410,160)
Futures contracts (Note 1)	(78,631)
Swap contracts (Note 1)	(3,281,408)
Written options (Note 1)	267,134
Total net realized loss	(7,420,777)
Change in net unrealized appreciation on:
Securities from unaffiliated issuers and TBA sale commitments	10,718,412
Assets and liabilities in foreign currencies	1,111
Forward currency contracts	41,390
Futures contracts	381,953
Swap contracts	3,407,241
Written options	1,393,239
Total change in net unrealized appreciation	15,943,346

Net gain on investments	8,522,569

Net increase in net assets resulting from operations	$12,904,463

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 43

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$4,381,894	$7,673,786
Net realized loss on investments
and foreign currency transactions	(7,420,777)	(16,562,366)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	15,943,346	11,547,355
Net increase in net assets resulting from operations	12,904,463	2,658,775
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(6,389,447)	(9,939,969)
From return of capital	—	(3,109,690)
Decrease from capital share transactions (Note 4)	(869,130)	(5,409,828)
Total increase (decrease) in net assets	5,645,886	(15,800,712)

NET ASSETS
Beginning of period	161,141,642	176,942,354
End of period	$166,787,528	$161,141,642

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	48,559,516	50,253,394
Shares repurchased (Note 4)	(275,913)	(1,693,878)
Shares outstanding at end of period	48,283,603	48,559,516

* Unaudited.

The accompanying notes are an integral part of these financial statements.

44 Master Intermediate Income Trust

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
Six months ended**				Year ended
	3/31/24	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$3.32	$3.52	$4.08	$4.30	$4.83	$4.94
Investment operations:
Net investment income[a]	.09	.16	.18	.19	.18	.24
Net realized and unrealized
gain (loss) on investments	.17	(.11)	(.49)	(.13)	(.35)	(.02)
Total from investment operations	.26	.05	(.31)	.06	(.17)	.22
Less distributions:
From net investment income	(.13)	(.20)	(.26)	(.03)	(.21)	(.34)
From return of capital	—	(.06)	—	(.25)	(.15)	—
Total distributions	(.13)	(.26)	(.26)	(.28)	(.36)	(.34)
Increase from shares repurchased		.01	.01	—[e]	—[e]	.01
Net asset value, end of period	$3.45	$3.32	$3.52	$4.08	$4.30	$4.83
Market value, end of period	$3.20	$3.02	$3.25	$4.07	$4.11	$4.59
Total return at market value (%)[b]	10.42*	0.77	(14.14)	5.82	(2.85)	9.48

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$166,788	$161,142	$176,942	$208,743	$220,091	$249,961
Ratio of expenses to average
net assets (%)[c]	.52*[f]	1.09	1.04	1.01	1.01	1.02
Ratio of net investment income
to average net assets (%)	2.66*	4.45	4.83	4.35	3.98	4.90
Portfolio turnover (%)[d]	535*	1,295	949	1,073	995	899

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sales commitments.

e Amount represents less than $0.01 per share.

f Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waivers, the expenses of the fund reflect a reduction of 0.01% as a percentage of average net assets (Notes 2 and 5).

The accompanying notes are an integral part of these financial statements.

Master Intermediate Income Trust 45

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Master Intermediate Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The goal of the fund is to seek with equal emphasis high current income and relative stability of net asset value by allocating its investments among the U.S. investment grade sector, high-yield sector, and international sector.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

46 Master Intermediate Income Trust

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Master Intermediate Income Trust 47

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, to isolate prepayment risk and to managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk

48 Master Intermediate Income Trust

to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $1,514,951 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

Master Intermediate Income Trust 49

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

50 Master Intermediate Income Trust

At the close of the reporting period, the fund has deposited cash valued at $795,917 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $351,916 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $365,494 and may include amounts related to unsettled agreements.

Master Intermediate Income Trust 51

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$41,078,964	$55,662,279	$96,741,243

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer certain specified ordinary and currency losses of $1,419,215 recognized during the period between November 1, 2022 and September 30, 2023) to its fiscal year ending September 30, 2024.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $238,113,304, resulting in gross unrealized appreciation and depreciation of $11,309,814 and $37,476,314, respectively, or net unrealized depreciation of $26,166,500.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However,the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

52 Master Intermediate Income Trust

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.371% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $16,664 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024 (together, the “New Advisory Contracts”). The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

Master Intermediate Income Trust 53

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,970 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $141, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$1,052,568,051	$1,116,321,739
U.S. government securities (Long-term)	—	—
Total	$1,052,568,051	$1,116,321,739

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2023, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2024 (based on shares outstanding as of September 30, 2023). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2023 (based on shares outstanding as of September 30, 2022). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 275,913 common shares for an aggregate purchase price of $869,130, which reflects a weighted-average discount from net asset value per share of 7.83%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 1,693,878 common shares for an aggregate purchase price of $5,409,828, which reflected a weighted-average discount from net asset value per share of 8.51%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investment Holdings, LLC owned approximately 2,726 shares of the fund (0.006% of the fund’s shares outstanding), valued at $9,405 based on net asset value.

54 Master Intermediate Income Trust

Note 5: Affiliated transactions

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Government
Money Market Fund
Class G†	$—	$47,345,439	$47,345,439	$291,014	$—
Putnam Government
Money Market Fund
Class P†	—	22,916,065	452,381	—	22,463,684
Putnam Short Term
Investment Fund
Class P‡	15,473,951	3,399,489	4,727,304	435,189	14,146,136
Total Short-term
investments	$15,473,951	$73,660,993	$52,525,124	$726,203	$36,609,820

Transactions during the reporting period with any company which is under common ownership or control were as follows:

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Master Intermediate Income Trust 55

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$252,900,000
Written swap option contracts (contract amount)	$197,200,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$27,000,000
OTC interest rate swap contracts (notional)	$720,000
Centrally cleared interest rate swap contracts (notional)	$504,900,000
OTC total return swap contracts (notional)	$2,100,000
OTC credit default contracts (notional)	$13,400,000
Centrally cleared credit default contracts (notional)	$8,800,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Credit contracts	appreciation	$2,681,186*	Unrealized depreciation	$1,373,935
Foreign exchange
contracts	Investments, Receivables	173,853	Payables	45,046
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	4,264,874*	Unrealized depreciation	2,114,289*
Total		$7,119,913		$3,533,270

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

56 Master Intermediate Income Trust

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$451,420	$451,420
Foreign exchange contracts	—	—	(410,160)	—	$(410,160)
Interest rate contracts	1,505,531	(78,631)	—	(3,732,828)	$(2,305,928)
Total	$1,505,531	$(78,631)	$(410,160)	$(3,281,408)	$(2,264,668)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$400,317	$400,317
Foreign exchange contracts	—	—	41,390	—	$41,390
Interest rate contracts	(1,032,485)	381,953	—	3,006,924	$2,356,392
Total	$(1,032,485)	$381,953	$41,390	$3,407,241	$2,798,099

Master Intermediate Income Trust 57

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate
swap contracts§	—	—	328,357	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	328,357
OTC Total return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	725,078	369,105	—	93,157	—	—	225,412	141,840	350,507	—	—	—	—	—	1,905,099
Centrally cleared credit
default contracts§	—	—	1,582	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,582
Futures contracts§	—	—	—	—	—	—	—	—	—	—	4,953	—	—	—	—	—	—	—	4,953
Forward currency contracts#	11,898	1,609	—	7,864	—	—	—	6,969	37,794	2,481	—	—	34,066	—	42,665	19,880	5,321	3,306	173,853
Forward premium swap
option contracts#	609,296	116,715	—	81,381	—	—	114,354	24,575	—	1,063,417	—	—	3,508	—	—	14,604	176,697	—	2,204,547
Total Assets	$621,194	$118,324	$329,939	$89,245	$725,078	$369,105	$114,354	$124,701	$37,794	$1,065,898	$230,365	$141,840	$388,081	$—	$42,665	$34,484	$182,018	$3,306	$4,618,391
Liabilities:
OTC Interest rate swap
contracts*#	—	—	—	—	—	—	—	—	—	3,271	—	—	—	—	—	—	—	—	3,271
Centrally cleared interest rate
swap contracts§	—	—	331,103	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	331,103
OTC Total return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	125,163	—	—	—	—	—	125,163
OTC Credit default
contracts — protection sold*#	12,659	—	—	—	737,629	112,720	—	173,543	—	—	86,866	41,975	83,380	—	—	—	—	—	1,248,772
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	12,657	—	—	—	—	—	—	—	12,657
Forward currency contracts#	11,828	1,521	—	—	—	—	—	7,117	502	—	—	—	—	2,031	—	115	21,932	—	45,046
Forward premium swap
option contracts#	373,105	—	—	200,934	—	—	55,299	169,686	—	518,834	—	—	39,538	—	—	6,290	68,568	—	1,432,254
Total Liabilities	$397,592	$1,521	$331,103	$200,934	$737,629	$112,720	$55,299	$350,346	$502	$522,105	$99,523	$41,975	$248,081	$2,031	$—	$6,405	$90,500	$—	$3,198,266

58 Master Intermediate Income Trust	Master Intermediate Income Trust 59

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Total Financial and
Derivative Net Assets	$223,602	$116,803	$(1,164)	$(111,689)	$(12,551)	$256,385	$59,055	$(225,645)	$37,292	$543,793	$130,842	$99,865	$140,000	$(2,031)	$42,665	$28,079	$91,518	$3,306	$1,420,125
Total collateral received
(pledged)†##	$183,369	$110,000	$—	$(111,689)	$—	$230,000	$30,000	$(225,645)	$—	$450,000	$130,842	$99,865	$120,000	$—	$—	$—	$70,000	$—
Net amount	$40,233	$6,803	$(1,164)	$—	$(12,551)	$26,385	$29,055	$—	$37,292	$93,793	$—	$—	$20,000	$(2,031)	$42,665	$28,079	$21,518	$3,306
Controlled collateral received
(including
TBA commitments)**	$183,369	$110,000	$—	$—	$—	$230,000	$30,000	$—	$—	$450,000	$226,000	$133,286	$120,000	$—	$—	$—	$70,000	$—	$1,552,655
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$(114,057)	$—	$—	$—	$(251,437)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(365,494)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $429,449 and $2,310,868, respectively.

60 Master Intermediate Income Trust	Master Intermediate Income Trust 61

Shareholder meeting results (Unaudited)

November 27, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
27,996,853	1,871,287	822,942

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
27,931,231	1,938,373	821,477

All tabulations are rounded to the nearest whole number.

62 Master Intermediate Income Trust

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com or franklintempleton.com anytime for up-to-date information about the fund’s NAV.

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Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

October 1 – October 31, 2023	—	—	—	4,855,961
November 1 – November 30, 2023	87,682	$3.07	87,682	4,768,279
December 1 – December 31, 2023	133,362	$3.18	133,362	4,634,917
January 1 – January 31, 2024	—	—	—	4,634,917
February 1 – February 28, 2024	—	—	—	4,634,917
March 1 – March 31, 2024	54,869	$3.19	54,869	4,580,048

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2022, which was in effect between October 1, 2022 and September 30, 2023, allowed the fund to repurchase up to 5,025,339 of its shares. The program renewed by the Board in September 2023, which is in effect between October 1, 2023 and September 30, 2024, allows the fund to repurchase up to 4,855,961 of its shares.

**	Information prior to October 1, 2023, is based on the total number of shares eligible for repurchase under the program, as amended through September 2022. Information from October 1, 2023 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2023.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024